INCOME TAX - Schedule of Unrecognized Tax Positions Related to the Company’s Uncertain Tax Positions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Gross beginning balance	$ 8,519,452	$ 6,961,166
Gross increase to tax positions in the current period	586,787	1,558,286
Gross ending balance	$ 9,106,239	$ 8,519,452